Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating losses carryforwards	[1]	$ 7,274	$ 7,142
Research and development		7,765	1,316
Lease liability		5,094	8,725
Reserves and allowances		4,737	5,119
Other		2,397	3,383
Deferred tax assets before valuation allowance		27,267	25,685
Valuation allowance		(4,815)	(5,104)
Deferred tax assets		22,452	20,581
Deferred tax liabilities:
Capitalized software development costs		(3,085)	(3,045)
Lease right-of-use asset		(4,739)	(8,098)
Acquired intangibles		(10,538)	(13,169)
Property and equipment		(229)	(367)
Undistributed earnings		(5,622)	(8,047)	[2]
Other		(184)	(93)
Deferred tax liabilities		(24,397)	(32,819)
Deferred tax liabilities, net		(1,945)	(12,238)
Deferred tax assets, net		9,418	3,122
Deferred tax liabilities, net		(11,363)	(15,360)
Deferred tax liabilities, net		$ (1,945)	$ (12,238)

[1]	Net of $1,145 and $1,180 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2022 and 2021, respectively.
[2]	Include $3,531 related to the Company’s election to release the trapped earnings - see Note 13.a.2.